Provisions - Restructuring Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Restructuring provision	€ 71	€ 2,170
Discount rate (as a percent)	(0.02%)
Telefónica Spain | Operating segments
Disclosure of other provisions [line items]
Restructuring provision	€ (2)	1,733
Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Average duration of plans	1 year 2 months 1 day
2011-2013 Labor Force Reduction Plan | Restructuring provision | Telefónica Spain
Disclosure of other provisions [line items]
Restructuring provision	€ 312	€ 528
Number of employees participating in labor force reduction plan | employee	6,830
Current restructuring provision	€ 166